Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO 1(1)	Summary Compensation Table Total for PEO 2(1)	Compensation Actually Paid to PEO 1(2)	Compensation Actually Paid to PEO 2(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On:	Net Income(6) (in millions)
							Total Shareholder Return(5)
(a)	(b1)	(b2)	(c1)	(c2)	(d)	(e)	(f)	(h)
2024	7,991,933	N/A	35,208,138	N/A	3,018,890	9,289,804	$173.99	$-246
2023	4,111,853	N/A	10,538,048	N/A	2,159,711	4,201,772	$75.68	$-166
2022	7,076,259	2,843,861	7,176,759	371,625	2,775,071	465,624	$36.43	$-135

(1)
The dollar amounts reported in columns (b1) and (b2) represent the amount of total compensation reported for Jay Backstrom (“PEO 1”) and Nagesh Mahanthappa (“PEO 2”) (collectively, our “PEOs”) for each corresponding covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year.

(2)
The Compensation Actually Paid to our PEOs reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

PEO 1		2022	2023	2024
Summary Compensation Table – Total Compensation	(a)	7,076,259	4,111,853	7,991,933
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	6,809,500	3,040,180	6,832,712
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	6,910,000	4,963,000	17,479,474
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	—	4,347,500	15,872,125
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	221,500	446,068
PEO 1		2022	2023	2024
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	—	-65,625	251,250
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—
= Compensation Actually Paid		7,176,759	10,538,048	35,208,138
PEO 2		2022
Summary Compensation Table – Total Compensation	(a)	2,843,861
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	2,291,650
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	1,048,875
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	-557,600
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	259,250
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	-931,111
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—
= Compensation Actually Paid		371,625
For purposes of the adjustments to determine “Compensation Actually Paid”, we computed the fair value of equity awards in accordance with ASC 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (collectively, our “NEOs”) as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The NEOs (excluding our PEOs) for fiscal year 2024 are Jing Marantz and Mo Qatanani and for fiscal year 2023 are Edward Myles and Tracey Sacco and for fiscal year 2022 are Edward Myles, Junlin Ho and Gregory Carven, our former Chief Scientific Officer.

(4)
The Compensation Actually Paid to our NEOs (excluding PEOs) on average reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

NEO Average		2022	2023	2024
Summary Compensation Table – Total Compensation	(a)	2,775,071	2,159,711	3,018,890
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	2,239,510	1,512,390	2,288,957
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	1,450,236	2,538,727	5,855,631
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	-1,118,826	956,242	2,700,400
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	109,216	47,067	149,427
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	510,564	12,415	-145,587
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year		—	—	—
= Compensation Actually Paid		465,624	4,201,772	9,289,804
For purposes of the adjustments to determine “Compensation Actually Paid”, we computed the fair value of equity awards in accordance with ASC 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(5)
Total shareholder return is calculated by assuming that a $100 investment was made on the close of trading on December 31, 2021. Our company did not pay any dividends during fiscal years 2022, 2023 and 2024.

(6)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in columns (b1) and (b2) represent the amount of total compensation reported for Jay Backstrom (“PEO 1”) and Nagesh Mahanthappa (“PEO 2”) (collectively, our “PEOs”) for each corresponding covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year.
(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (collectively, our “NEOs”) as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The NEOs (excluding our PEOs) for fiscal year 2024 are Jing Marantz and Mo Qatanani and for fiscal year 2023 are Edward Myles and Tracey Sacco and for fiscal year 2022 are Edward Myles, Junlin Ho and Gregory Carven, our former Chief Scientific Officer.

Adjustment To PEO Compensation, Footnote
(2)
The Compensation Actually Paid to our PEOs reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

PEO 1		2022	2023	2024
Summary Compensation Table – Total Compensation	(a)	7,076,259	4,111,853	7,991,933
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	6,809,500	3,040,180	6,832,712
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	6,910,000	4,963,000	17,479,474
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	—	4,347,500	15,872,125
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	221,500	446,068
PEO 1		2022	2023	2024
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	—	-65,625	251,250
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—
= Compensation Actually Paid		7,176,759	10,538,048	35,208,138
PEO 2		2022
Summary Compensation Table – Total Compensation	(a)	2,843,861
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	2,291,650
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	1,048,875
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	-557,600
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	259,250
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	-931,111
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—
= Compensation Actually Paid		371,625

Non-PEO NEO Average Total Compensation Amount	$ 3,018,890	$ 2,159,711	$ 2,775,071
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,289,804	4,201,772	465,624
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The Compensation Actually Paid to our NEOs (excluding PEOs) on average reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:
NEO Average		2022	2023	2024
Summary Compensation Table – Total Compensation	(a)	2,775,071	2,159,711	3,018,890
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	2,239,510	1,512,390	2,288,957
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	1,450,236	2,538,727	5,855,631
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	-1,118,826	956,242	2,700,400
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	109,216	47,067	149,427
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	510,564	12,415	-145,587
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year		—	—	—
= Compensation Actually Paid		465,624	4,201,772	9,289,804

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 173.99	75.68	36.43
Net Income (Loss)	$ (246,000,000)	(166,000,000)	(135,000,000)
PEO Name	Jay Backstrom
Jay Backstrom
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,991,933	4,111,853	7,076,259
PEO Actually Paid Compensation Amount	35,208,138	10,538,048	7,176,759
Nagesh Mahanthappa
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,843,861
PEO Actually Paid Compensation Amount			371,625
PEO | Jay Backstrom | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,832,712)	(3,040,180)	(6,809,500)
PEO | Jay Backstrom | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,479,474	4,963,000	6,910,000
PEO | Jay Backstrom | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,872,125	4,347,500
PEO | Jay Backstrom | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	446,068	221,500
PEO | Jay Backstrom | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	251,250	(65,625)
PEO | Jay Backstrom | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Nagesh Mahanthappa | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,291,650)
PEO | Nagesh Mahanthappa | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,048,875
PEO | Nagesh Mahanthappa | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(557,600)
PEO | Nagesh Mahanthappa | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			259,250
PEO | Nagesh Mahanthappa | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(931,111)
PEO | Nagesh Mahanthappa | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,288,957)	(1,512,390)	(2,239,510)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,855,631	2,538,727	1,450,236
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,700,400	956,242	(1,118,826)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	149,427	47,067	109,216
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,587)	12,415	510,564
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount